Equity - Schedule of appropriation of retained earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Dividends per share	$ 5.3	$ 5.2
Legal reserve [member]
Appropriation of earnings	$ 3,259,174	$ 3,232,866
Special reserve [member]
Appropriation of earnings	0	(167,613)
Cash dividends [member]
Appropriation of earnings	$ 23,420,372	$ 22,838,947